SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2024 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.5%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.25% due 10/1/2040	$ 200,000	$ 211,231
	Build NYC Resource Corp. (Young Men’s & Young Women’s Hebrew Association), 5.00% due 12/1/2032	400,000	443,552
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	500,000	528,631
	City of New York GO, Series A, 5.00% due 8/1/2043	800,000	867,897
	City of Yonkers (AGM) GO, Series C, 5.00% due 3/15/2025	350,000	350,963
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	500,000	533,563
	Guam Power Authority, Series A, 5.00% due 10/1/2042	250,000	261,610
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026	500,000	513,110
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2026 - 7/1/2027	885,000	906,832
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,000,000	1,032,670
	Long Island Power Authority (Electric System Capital Improvements) (AGC), Series C, 5.25% due 9/1/2029	645,000	703,552
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2040	205,000	205,275
	Series D-1, 5.00% due 11/15/2031	1,000,000	1,011,711
	Monroe County (Monroe Community College Association, Inc.) (AGM) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	550,370
	Nassau County Sewer & Storm Water Finance Authority (Sewerage & Storm Water Resource Facilities), Series A, 5.00% due 10/1/2028 - 10/1/2031	1,400,000	1,400,619
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	200,000	198,472
	New York City Housing Development Corp. (FHA) (Green Bond), Series A-1, 4.55% due 11/1/2044	300,000	301,456
	New York City Housing Development Corp. (Green Bond),
	Series F-1A, 4.30% due 11/1/2044	350,000	339,613
	Series G, 4.60% due 11/1/2043	250,000	251,863
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1-A, 4.50% due 11/1/2044	100,000	99,897
	New York City Municipal Water Finance Authority (New York City Water & Sewer System),
	Series AA-2, 4.00% due 6/15/2042	350,000	349,097
	Series EE, 4.00% due 6/15/2042	250,000	246,196
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,000,000	1,087,005
	Series A1, 5.00% due 8/1/2038	1,000,000	1,047,133
	New York State Dormitory Authority (AGM, State Aid Withholding), Series A, 5.00% due 10/1/2043 - 10/1/2044	600,000	646,085
	New York State Dormitory Authority (Barnard College), Series A, 5.00% due 7/1/2041	250,000	263,912
	New York State Dormitory Authority (Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District), Series A, 4.25% due 8/15/2044	300,000	306,736
	New York State Dormitory Authority (School District Financing Program) (AGM, State Aid Withholding), Series A, 5.00% due 10/1/2028	200,000	200,188
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2032 - 10/1/2033	450,000	462,537
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 4.00% due 3/15/2040 - 3/15/2042	750,000	756,318
	Series E, 4.00% due 3/15/2039	350,000	355,473
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A-1, 4.00% due 3/15/2043	500,000	488,186
	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	550,000	556,777
[a]	New York State Environmental Facilities Corp. (Waste Management, Inc.) AMT, 4.25% due 5/1/2030 (put 2/3/2025)	1,000,000	998,854
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	500,000	493,449
	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond), Series C-1, 4.50% due 11/1/2043	250,000	249,914
	New York Transportation Development Corp. (JFK International Air Terminal LLC) AMT, 5.00% due 12/1/2038 - 12/1/2041	500,000	518,742
	New York Transportation Development Corp. (JFK NTO LLC) (Green Bond) AMT, 5.25% due 6/30/2044	250,000	262,521
	Port Authority of New York & New Jersey AMT,
	Series 207, 5.00% due 9/15/2032	250,000	257,337
	Series 238, 5.00% due 7/15/2040	400,000	428,864
	Rockland County Solid Waste Management Authority, Series A, 5.50% due 12/15/2041	335,000	381,648
	State of New York Mortgage Agency Homeowner Mortgage Revenue (Green Bond), Series 264, 4.375% due 10/1/2044	350,000	342,954
	State of New York Mortgage Agency Homeowner Mortgage Revenue (SONYMA) (Green Bond) AMT, Series 262, 4.45% due 4/1/2036	210,000	204,582
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2027 - 7/1/2034	610,000	620,514
	Town of Hempstead GO, 4.00% due 5/1/2044	300,000	303,798
	Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2033	250,000	251,309
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	255,000	260,742
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2033	645,000	686,379
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2026 - 7/1/2028	580,000	592,796
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.5% (Cost $24,244,794)		24,332,933
	SHORT-TERM INVESTMENTS — 1.3%
	MUNICIPAL BONDS — 1.2%
[a]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series 2012G-1, 3.85% due 11/1/2032 (put 1/2/2025)	300,000	300,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Municipal Fund	December 31, 2024 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	TOTAL MUNICIPAL BONDS — 1.2% (Cost $300,000)		300,000
	MUTUAL FUND — 0.1%
b	State Street Institutional Treasury Money Market Fund, Premier Class, 4.40%	13,833	13,833
	TOTAL MUTUAL FUND — 0.1% (Cost $13,833)		13,833
	TOTAL SHORT-TERM INVESTMENTS — 1.3% (Cost $313,833)		313,833
	Total Investments — 98.8% (Cost $24,558,627)		$24,646,766
	Other Assets Less Liabilities — 1.2%		310,072
	Net Assets — 100.0%		$24,956,838

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
b	Rate represents the money market fund annualized seven-day yield at December 31, 2024.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHA	Insured by Federal Housing Administration
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
HUD	Insured by Housing and Urban Development
IDC	Industrial Development Corp.
LOC	Letter of Credit
SONYMA	State of New York Mortgage Agency

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New York Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.